Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

ODF-SUM-17-02 1.9879811.102	December 8, 2017

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class L and Class N
April 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

ODF-L-ODF-N-SUM-17-02 1.9879812.102	December 8, 2017